CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]	Total
Balance at Dec. 31, 2014	$ 954	$ 77,600	$ (29,713)	$ (79)	$ 48,762
Balance (shares) at Dec. 31, 2014	22,443,934				22,443,934
Comprehensive loss			(7,732)	143	$ (7,589)
Issuance of Ordinary Shares through a public offering , net of $4,818 issuance costs (Note 5a)	$ 298	63,904			64,202
Issuance of Ordinary Shares through a public offering , net of $4,818 issuance costs (shares) (Note 5a)	7,419,353
Exercise of warrants	$ 21	2,109			2,130
Exercise of warrants (shares)	515,634
Exercise of options	$ 7	308			315
Exercise of options (shares)	163,850
Share-based compensation (Note 5c)		859			859
Balance at Jun. 30, 2015	$ 1,280	144,780	(37,445)	64	$ 108,679
Balance (shares) at Jun. 30, 2015	30,542,771				30,542,771
Balance at Dec. 31, 2015	$ 1,284	145,878	(46,230)	(130)	$ 100,802
Balance (shares) at Dec. 31, 2015	30,639,134				30,639,134
Comprehensive loss			(12,701)	185	$ (12,516)
Exercise of restricted share units	$ 1	(1)
Exercise of restricted share units (shares)	22,498
Share-based compensation (Note 5c)		1,230			1,230
Balance at Jun. 30, 2016	$ 1,285	$ 147,107	$ (58,931)	$ 55	$ 89,516
Balance (shares) at Jun. 30, 2016	30,661,632				30,661,632